Return of Capital: (Details Narrative) $ / shares in Units, $ in Millions	1 Months Ended
Sep. 30, 2019 USD ($) $ / shares
Return Of Capital
Returned To Shareholders | $	$ 76
Returned To Shareholders Per Share | $ / shares	$ 0.76